Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2024	2023
Waste management and brokerage services	$42,862	$41,578
Captive landfill management operations	3,060	3,033
Total waste management services revenues	45,922	44,611
Food, beverage and merchandise sales	13,537	13,491
Membership dues revenue	7,430	7,341
Room rental revenue	7,227	6,435
Greens fees and cart rental revenue	3,336	3,300
Salon and spa services	3,763	2,989
Fitness and tennis lesson revenue	321	394
Other revenue	2,259	2,338
Total golf and related operations revenue	37,873	36,288
Total net operating revenues	$83,795	$80,899

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2024	$260	$64	$(64)	$260
Year ended December 31, 2023	$260	$56	$(56)	$260

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2024	$567	$1,921	$(1,906)	$582
Year ended December 31, 2023	$599	$1,892	$(1,924)	$567
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2024	$3,443	$7,511	$(7,430)	$3,524
Year ended December 31, 2023	$3,643	$7,141	$(7,341)	$3,443
Customer advance deposits
Year ended December 31, 2024	$1,223	$3,016	$(2,674)	$1,565
Year ended December 31, 2023	$965	$3,030	$(2,772)	$1,223